Hedge accounting (Detail 6) - Interest rate risk - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Fair value hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Derivative financial assets	$ 0	$ 0
Derivative financial liabilities	0	0
Fair value hedges | Interest rate benchmark reform exceptions effect on cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Nominal amount		20,383
Derivative financial assets		0
Derivative financial liabilities		0
Cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Derivative financial assets	3	2
Derivative financial liabilities	$ 0	5
Cash flow hedges | Interest rate benchmark reform exceptions effect on cash flow hedges
Nominal And Carrying Amount Of Cash Flow Hedges Of Forecast Transactions [Line Items]
Nominal amount		2,179
Derivative financial assets		0
Derivative financial liabilities		$ 0